Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets are comprised of:

	December 31, 2014	December 31, 2013
VAT and other taxes recoverable	94,225	241,902
Capitalized loan origination fees	72,946	51,190
Prepayments and advances for materials	45,403	60,602
Other receivables	14,185	44,265
Short-term loans issued	859	7,443
Promissory notes received	—	73
Other current assets	10,696	34,149

Total prepayments and other current assets	238,314	439,624

Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2014	2013	2012
Balance at beginning of year	(34,867)	(18,616)	(13,007)
(Allowance) Recovery of allowance for doubtful accounts	(3,156)	1,003	(5,051)
Effect of disposal of subsidiaries	—	(20,334)	—
Other receivable written off	21,541	—	—
Translation difference	7,044	3,080	(558)

Balance at end of year	(9,438)	(34,867)	(18,616)